Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2015
Class B | Deutsche High Income VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche High Income VIP (formerly DWS High Income VIP)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 52%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through April 30, 2016 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 1.11% for Class B shares. The agreement may only be terminated with the consent of the fund's Board.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.

Management process. Portfolio management focuses on cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. Portfolio management uses an active process that emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.

The investment process involves a bottom-up approach, where relative value and fundamental analysis are used to select the best securities within each industry, and a top-down approach to assess the overall risk and return in the market and which considers macro trends in the economy. To select securities or investments, portfolio management:

  analyzes economic conditions for improving or undervalued sectors and industries;
  uses independent credit research to evaluate individual issuers' debt service, growth rate, and both downgrade and upgrade potential;
  assesses new offerings versus secondary market opportunities; and
  seeks issuers within attractive industry sectors and with strong long-term fundamentals and improving credits.

Derivatives. Portfolio management generally may use credit default swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class B)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	14.75%	June 30, 2009
Worst Quarter	-16.33%	December 31, 2008
Year-to-Date	2.41%	March 31, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Class B | Deutsche High Income VIP | Class B
Risk/Return:	rr_RiskReturnAbstract
(paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,373
2005	rr_AnnualReturn2005	3.41%
2006	rr_AnnualReturn2006	10.11%
2007	rr_AnnualReturn2007	0.54%
2008	rr_AnnualReturn2008	(24.13%)
2009	rr_AnnualReturn2009	39.64%
2010	rr_AnnualReturn2010	13.64%
2011	rr_AnnualReturn2011	3.57%
2012	rr_AnnualReturn2012	14.70%
2013	rr_AnnualReturn2013	7.44%
2014	rr_AnnualReturn2014	1.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.33%)
1 Year	rr_AverageAnnualReturnYear01	1.22%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	5.94%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2002
Class B | Deutsche High Income VIP | Credit Suisse HighYield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	7.33%